Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–136.48%(a)
Pennsylvania–127.81%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB (INS - AGM)(b)(c)	4.00%	01/01/2056	$3,000	$2,836,620
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(b)(c)	5.50%	01/01/2053	4,000	4,370,764
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, RB(d)(e)	5.00%	04/01/2047	7,885	8,044,701
Series 2018 A, Ref. RB	5.00%	04/01/2047	2,750	2,805,701
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(f)	4.06%	02/01/2037	1,160	1,158,064
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2045	7,500	7,589,663
Series 2018, RB	4.00%	06/01/2048	2,100	2,102,037
Series 2022, RB	5.75%	06/01/2052	1,750	1,992,915
Series 2024, Ref. RB	5.25%	12/01/2055	1,000	1,113,785
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(g)	5.00%	05/01/2042	1,500	1,513,186
Series 2024, RB(g)	5.00%	05/01/2042	2,000	2,052,847
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(g)	6.25%	05/01/2042	1,750	1,782,292
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2047	1,200	1,204,911
Series 2017 C, RB	5.00%	05/15/2047	1,175	1,179,808
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	1,010,340
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $3,763,817)(h)	5.00%	12/01/2051	3,625	2,503,834
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,165,703
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,563,855
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds);
Series 2019, RB	5.00%	12/01/2044	2,250	2,389,194
Series 2019, RB	4.00%	12/01/2049	1,650	1,625,675
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,375,877
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(c)(i)	0.00%	10/01/2034	150	100,793
Series 2020 A, GO Bonds (INS - BAM)(c)(i)	0.00%	10/01/2038	1,450	797,426
Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(i)	0.00%	10/01/2033	275	193,614
Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(i)	0.00%	10/01/2034	550	369,574
Series 2020 C, Ref. GO Notes (INS - BAM)(c)(i)	0.00%	10/01/2033	360	253,459
Commonwealth Financing Authority;
Series 2018, RB(d)(e)	5.00%	06/01/2031	3,500	3,712,050
Series 2018, RB(d)(e)	5.00%	06/01/2032	2,000	2,115,947
Series 2018, RB(d)(e)	5.00%	06/01/2033	2,000	2,111,267
Series 2018, RB(d)(e)	5.00%	06/01/2035	3,045	3,202,350
Cumberland (County of), PA Municipal Authority (Diakon Lutheran); Series 2015, Ref. RB	5.00%	01/01/2038	2,345	2,345,840
Cumberland (County of), PA Municipal Authority (Messiah Village); Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,588,759
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	310	310,022
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	790,419
Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2040	2,510	2,512,907
Delaware Valley Regional Finance Authority;
Series 2002, RB	5.75%	07/01/2032	2,500	2,899,179
Series 2022 E, VRD RB (LOC - TD Bank, N.A.)(j)(k)	2.15%	03/01/2052	3,500	3,500,000
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	3,000	3,007,195
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	$1,420	$1,438,017
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	2,803,126
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	5.00%	05/01/2047	480	485,404
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	3,201,950
Series 2019, RB	5.00%	12/01/2049	510	489,621
Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	2,003,934
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,992,966
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,568,750
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	705,094
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,506,748
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	3,811,058
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB	5.00%	11/01/2035	790	792,279
Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,083,056
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	4,215	4,412,141
Lancaster School District; Series 2020, GO Bonds (INS - AGM)(c)	4.00%	06/01/2036	1,275	1,296,431
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	265	230,681
Series 2021, Ref. RB	4.00%	03/01/2051	265	221,699
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	7,395	7,201,086
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	2,000	1,768,861
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Dual Language Charter School); Series 2023, RB	7.00%	06/01/2053	1,240	1,357,925
Lehigh (County of), PA General Purpose Authority (Muhlenberg College);
Series 2024, Ref. RB	5.25%	02/01/2049	2,155	2,284,080
Series 2024, Ref. RB	5.25%	02/01/2054	1,530	1,611,775
Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(c)	5.00%	10/01/2050	1,000	1,067,378
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	500	514,997
Series 2022 A, RB	4.50%	01/01/2045	450	441,812
Montgomery (County of), PA (River Pionte); Series 2023, RB(g)	6.50%	09/01/2043	1,700	1,762,018
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2027	2,460	2,460,174
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	4,915	4,946,219
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	3,550	3,402,790
Series 2022, Ref. RB	4.00%	05/01/2056	5,755	5,402,338
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	4,285	4,383,249
Series 2020 C, RB	4.00%	11/15/2043	200	194,295
Series 2020 C, RB	5.00%	11/15/2045	380	393,428
Series 2023, RB	5.25%	11/15/2053	500	520,175
Montgomery (County of), PA Industrial Development Authority (Germantown Academy);
Series 2021, Ref. RB	4.00%	10/01/2036	1,000	961,065
Series 2021, Ref. RB	4.00%	10/01/2046	625	555,021
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	2,270	2,285,048
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,012,459
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,193,015
Series 2016, Ref. RB	5.00%	08/15/2046	625	632,115
Series 2024, VRD RB (LOC - TD Bank, N.A.)(j)(k)	0.65%	08/15/2054	11,000	11,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	$500	$487,665
Series 2019, Ref. RB	5.00%	11/01/2044	950	894,000
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	963,229
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College);
Series 2019, RB	5.00%	05/01/2044	1,000	975,574
Series 2019, RB	5.00%	05/01/2049	2,200	2,102,909
Pennsylvania (Commonwealth of); First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,853,476
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	1,590	1,647,772
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2053	1,750	1,680,198
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(g)	3.25%	08/01/2039	2,600	2,191,321
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	2,365	2,373,823
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	2,760	2,814,538
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	1,400	1,459,822
Series 2022, RB (INS - AGM)(b)(c)	5.00%	12/31/2057	5,000	5,198,431
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	2,640	2,683,825
Series 2015, RB(b)	5.00%	06/30/2042	1,750	1,773,044
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	406,542
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	1,050	1,028,758
Series 2021, Ref. RB	4.00%	07/01/2046	1,000	944,600
Series 2023, RB	5.25%	07/01/2049	710	755,577
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2020 A-1, RB	4.00%	04/15/2050	2,470	2,420,548
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	3,500	3,512,106
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2023 A, RB(b)	4.00%	06/01/2044	2,415	2,349,480
Series 2023 B, RB(b)	5.00%	06/01/2050	500	503,310
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	2,649,410
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2019, RB	4.00%	08/15/2044	5,810	5,753,361
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	1,250	1,107,406
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 141-A, RB	5.75%	10/01/2053	923	984,944
Series 2023 143-A, RB	5.30%	04/01/2044	4,000	4,222,580
Series 2024-145A, RB	6.00%	10/01/2054	1,500	1,643,966
Series 2024-146A, RB	6.25%	10/01/2054	2,000	2,219,973
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,112,522
Second Series 2017, Ref. RB	5.00%	12/01/2041	700	731,354
Series 2009 C, RB (INS - AGM)(c)	6.25%	06/01/2033	5,840	6,111,267
Series 2009 E, RB	6.38%	12/01/2038	720	782,293
Series 2014, Ref. RB(l)(m)	5.00%	12/01/2024	1,500	1,500,000
Series 2017 A, RB(d)(e)	5.50%	12/01/2042	10,000	10,379,166
Series 2017 B-1, RB	5.25%	06/01/2047	4,370	4,509,646
Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,079,301
Series 2019 A, RB	5.00%	12/01/2049	5,000	5,304,652
Series 2021 A, Ref. RB	4.00%	12/01/2051	4,500	4,484,763
Series 2022 B, Ref. RB	5.25%	12/01/2052	2,000	2,205,928
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Series 2023, Ref. RN (SIFMA Municipal Swap Index + 0.85%)(f)(m)	4.03%	07/15/2026	$2,000	$2,000,739
Series 2024 C, RB	5.25%	12/01/2054	2,000	2,228,795
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	1,100	1,133,905
Series 2017 A, RB(d)(e)	5.25%	10/01/2052	7,405	7,723,522
Series 2017 B, Ref. RB(b)	5.00%	07/01/2042	4,000	4,075,673
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	3,000	3,045,304
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,250	3,379,961
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	112,157
Series 2019 B, GO Bonds	5.00%	02/01/2037	1,000	1,074,098
Series 2020 A, RB	5.00%	11/01/2050	3,750	3,985,942
Series 2020 C, Ref. RB(b)	4.00%	07/01/2034	1,300	1,311,988
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	1,000	960,792
Series 2021, Ref. RB (INS - AGM)(b)(c)	4.00%	07/01/2039	1,000	999,988
Sixteenth Series 2020 A, RB (INS - AGM)(c)	5.00%	08/01/2050	2,500	2,636,226
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	5,000	5,673,567
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,218,281
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	967,023
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,330,997
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2024, Ref. RB(g)	6.00%	05/01/2030	2,260	2,254,705
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	325	335,561
Series 2020, RB	5.00%	08/01/2040	620	634,241
Series 2020, RB	5.00%	08/01/2050	1,400	1,425,269
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,510,674
Philadelphia (City of), PA Authority for Industrial Development (Social Bonds);
Series 2024, Ref. RB(g)	5.00%	06/15/2039	615	639,587
Series 2024, Ref. RB(g)	5.00%	06/15/2043	500	511,027
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,162,945
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(g)	5.00%	06/15/2050	1,700	1,705,144
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	980	996,497
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	1,000	947,579
Series 2017, RB	5.00%	12/01/2058	1,000	1,003,578
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,527,129
Series 2017, Ref. RB	5.00%	07/01/2049	3,500	3,398,619
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,034,032
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(c)	5.25%	02/15/2029	1,645	1,647,716
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(c)	5.00%	06/01/2025	1,965	1,980,791
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,450	1,533,983
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2037	1,500	1,552,907
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2038	1,500	1,547,103
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2052	2,000	2,186,376
Tender Option Bond Trust Receipts/Certificates; Series 2024, VRD RB (INS - AGC)(c)(g)(j)	2.96%	08/01/2032	3,500	3,500,000
Washington (County of), PA Authority (University of Pennsylvania); Series 2004, Ref. VRD RB(j)	2.70%	07/01/2034	5,000	5,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Washington (County of), PA Redevelopment Authority (Victory Centre);
Series 2018, Ref. RB	5.00%	07/01/2028	$575	$579,003
Series 2018, Ref. RB	5.00%	07/01/2035	1,000	1,004,486
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,594,517
				359,462,358
Puerto Rico–7.10%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	1,265	1,280,174
Series 2005 A, RB(i)	0.00%	05/15/2050	17,475	3,430,257
Series 2005 B, RB(i)	0.00%	05/15/2055	7,700	880,495
Series 2008 A, RB(i)	0.00%	05/15/2057	9,170	614,092
Series 2008 B, RB(i)	0.00%	05/15/2057	28,400	1,746,836
Puerto Rico (Commonwealth of); Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	12,000	8,315,574
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2022 A, Ref. RB(g)	5.00%	07/01/2033	1,000	1,067,789
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2030	2,660	2,638,403
				19,973,620
Virgin Islands–1.12%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	970	920,553
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(g)	5.00%	09/01/2030	2,230	2,243,582
				3,164,135
Guam–0.45%
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046	1,250	1,256,699
TOTAL INVESTMENTS IN SECURITIES(n)–136.48% (Cost $382,219,128)				383,856,812
FLOATING RATE NOTE OBLIGATIONS–(8.50)%
Notes with interest and fee rate of 3.42% at 11/30/2024 and contractual maturities of collateral ranging from 06/01/2031 to 10/01/2052(o)				(23,905,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(44.00)%				(123,757,983)
OTHER ASSETS LESS LIABILITIES–16.02%				45,052,949
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$281,246,778
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,893,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(e)	Underlying security related to TOB Trusts entered into by the Trust.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $21,223,498, which represented 7.55% of the Trust’s Net Assets.

(h)	Restricted security. The value of this security at November 30, 2024 represented less than 1% of the Trust’s Net Assets.
(i)	Zero coupon bond issued at a discount.
(j)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(n)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.92%

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Trust’s investments with a value of $37,289,003 are held by TOB Trusts and serve as collateral for the $23,905,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2024, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Pennsylvania Value Municipal Income Trust